Cover	Aug. 12, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 12, 2025
Entity Registrant Name	Acuren Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42524
Entity Tax Identification Number	66-1076867
Entity Address, Address Line One	14434 Medical Complex Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Tomball
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77377
City Area Code	800
Local Phone Number	218-7450
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0002032966
Entity Emerging Growth Company	true